Schedule of company obligations by contractual maturity (Details)	Dec. 31, 2023 EUR (€)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total	€ 514,299
Less than a year	398,252
4 to 5 years
More than 5 years
1 to 3 years	116,047
OSR [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total	14,952
OSR Operating Leases And Office Rent [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Less than a year	14,952
4 to 5 years
More than 5 years
OSR - SRA & ARLA [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total	250,000
Less than a year	166,600
1 to 3 years	83,400
AGC Manufacturing [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total	234,754
Less than a year	209,704
4 to 5 years
More than 5 years
1 to 3 years	25,050
Insurance Policy [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Total	14,593
Less than a year	6,996
4 to 5 years
More than 5 years
1 to 3 years	€ 7,597